Old Mutual Focused Fund
Old Mutual Focused Fund

INVESTMENT OBJECTIVE
The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Investing in the Funds" in the Fund's statutory prospectus, and in the section entitled "Purchase and Redemption of Shares" in the Fund's statement of additional information.

FEES AND EXPENSES TABLE

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual Focused Fund (USD $)	CLASS A	CLASS Z	INSTITUTIONAL CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price )	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged )	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12.00	12.00	12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual Focused Fund		CLASS A	CLASS Z	INSTITUTIONAL CLASS
Management Fees		0.72%	0.72%	0.72%
Distribution (12b-1) Fees		none	none	none
Service Fees		0.25%	none	none
Other Operating Expenses		0.45%	0.60%	0.23%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%
Total Other Expenses		0.71%	0.61%	0.24%
Total Annual Operating Expenses	[1]	1.43%	1.33%	0.96%
Expense (Reduction)/Recoupment		(0.22%)	(0.37%)	(0.15%)
Total Annual Operating Expenses After Expense (Reduction)/Recoupment	[2]	1.21%	0.96%	0.81%
[1]	Total Annual Operating Expenses do not correlate to the Ratios of Gross Expenses to Average Net Assets of the Fund stated in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital's contractual agreement to waive through July 31, 2014 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses do not exceed 1.20%, 0.95% and 0.80% for Class A, Class Z and Institutional Class shares, respectively. The expense limitation agreement cannot be terminated before July 31, 2014, and may be amended or continued beyond July 31, 2014 by written agreement of the parties.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Your Cost

Expense Example - Old Mutual Focused Fund (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A	691	937	1,249	2,132
CLASS Z	98	306	617	1,499
INSTITUTIONAL CLASS	83	259	485	1,135

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 114.74% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies.  While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies that OMCAP Investors believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.

PRINCIPAL RISKS
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in this Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market may also fail to recognize OMCAP Investors' determination of an investment's value or OMCAP Investors may misgauge that value.

Non-Diversified Fund Risk.  The Fund is "non-diversified," which means that it may own larger positions in a smaller number of securities than funds that are "diversified."  The Fund may invest up to 25% of its total assets in the securities of one issuer.  This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund's net asset value ("NAV") and total return than a diversified fund.  The Fund's share prices may also be more volatile than those of diversified funds.

Small and Mid-Cap Company Risk.  While the Fund generally invests in large-cap companies, the Fund may invest in small-cap or mid-cap companies.  Small-cap and mid-cap companies may involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap and mid-cap issuers may be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap or mid-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broader categories called sectors.  The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund's performance to be susceptible to the economic, business or other developments that affect those industries.

PERFORMANCE INFORMATION
The following bar chart and performance table illustrate the risks of investing in the Fund by showing changes in the Fund's performance year to year and by showing how the Fund's average annual returns for the 1, 5, and 10-year or since inception periods compare to those of an unmanaged securities index.  The following table provides average annual total return information for the Fund's Class A, Class Z and Institutional Class shares.  The Fund's performance is compared to its benchmark, the Standard and Poor's ("S&P") 500®, a widely recognized, unmanaged index that measures the performance of large-cap stocks across all major industries.  All performance figures reflect the reinvestment of dividends and capital gains distributions.  The Fund's past performance, both before and after taxes, does not guarantee how it will perform in the future.  Updated performance information is available at oldmutualfunds.com or by calling 888-772-2888.

The performance shown in the bar chart and the Best Quarter and Worst Quarter returns are for the Fund's Class Z shares, which have the longest performance record.  Performance for Class A and Institutional Class shares will vary due to differences in fees and expenses.

Year-by-Year Total Returns through December 31, 2010 – Class Z Shares

The Fund's Class Z shares year-to-date return as of June 30, 2011 was 4.74%.
Best Quarter:	6/30/09	19.55%
Worst Quarter:	12/31/08	(19.03%)

Sales loads are reflected in the following performance table. *Index return is for the past 10 years.
Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns - Old Mutual Focused Fund	Inception Date	Past 1 Year	Past 5 Years	Past 10 Years	Life of Fund
CLASS A	Sep. 30, 2003	2.95%	2.86%		6.05%
CLASS Z	Feb. 12, 1999	9.55%	4.36%	3.55%
CLASS Z After Taxes on Distributions		7.69%	3.58%	3.12%
CLASS Z After Taxes on Distributions and Sale of Fund Shares		6.82%	3.35%	2.86%
INSTITUTIONAL CLASS	Dec. 20, 2006	9.70%			0.26%
S&P 500 (Reflects No Deduction for Fees, Expenses or Taxes)		15.06%	2.29%	1.41%

After-tax performance is shown for the Fund's Class Z shares.  After-tax performance for the Fund's other share classes will vary.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.